SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Accounts Payable and Accruals) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accounts payable:
Overseas	$ 4,504	$ 4,795
In Israel	1,063	1,123
Trade	5,567	5,918
Other:
Accrued expenses	521	884
Accrual for vacation and recreation pay	397	287
Payroll and related expenses	307	266
Other	2	3
Other	$ 1,227	$ 1,440